Accounts Payable, Accrued Expenses and Other Current Liabilities - Schedule of Accounts Payable, Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Accrued charge-backs	$ 2,745	$ 2,373
Successor [Member]
Accounts payable	9,790
Other accrued expenses	2,506
Customer deposits	3,179
Accrued compensation	3,218
Accrued charge-backs	2,745
Accrued interest
Total	$ 21,438
Predecessor [Member]
Accounts payable		12,394
Other accrued expenses		2,893
Customer deposits		3,999
Accrued compensation		3,211
Accrued charge-backs		2,373
Accrued interest		311
Total		$ 25,181